Stockholders' Deficiency (Details)															1 Months Ended		2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
		May 27, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($)	May 06, 2024 shares	Apr. 08, 2024 USD ($) $ / shares shares	Mar. 12, 2024 USD ($) $ / shares shares	Feb. 27, 2024	Feb. 22, 2024 $ / shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 28, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Aug. 10, 2022 USD ($) $ / shares shares	Jul. 01, 2020 USD ($)	Feb. 28, 2024 USD ($)	Jul. 31, 2021 $ / shares	Jan. 31, 2024 $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		May 31, 2024 USD ($) $ / shares shares	Dec. 19, 2023 USD ($) $ / shares shares	Oct. 30, 2023 USD ($) shares	Oct. 12, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares shares
Stockholders’ deficiency [Line Items]
Shares authorized	[1]																	170,000,000		170,000,000	170,000,000		170,000,000
Par value (in Dollars per share) | $ / shares	[1]																	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Reverse stock split								1-for-70
Conversion shares issued																					68,061		64,335
Convertible note payable (in Dollars) | $																					$ 1,782,710
Stock issued	[1]																	5,255,041		255,734	1,671,623		255,734
Price per share (in Dollars per share) | $ / shares		$ 3.93			$ 3.93
Purchase price per share (in Dollars per share) | $ / shares									$ 0.01
Net proceeds (in Dollars) | $									$ 3,500,000			$ 8,200,000											$ 8,235,110
Offering expenses (in Dollars) | $												1,000,000
Aggregated net proceed (in Dollars) | $																		$ 2,900,000			431,811
Sale of stock units																		1,678,307
Aggregated net proceed (in Dollars) | $			$ 148,500
Common stock amount (in Dollars) | $	[1]																	$ 53		$ 3	17		3
Capital contribution (in Dollars) | $															$ 16,348
Fair value of the warrants (in Dollars) | $														$ 856,170				175,349			175,349
Common stock, shares issued									371,628
Offering price (in Dollars) | $													$ 280
Offering price percentage													125.00%
Warrants issued									14,000,000
Warrants of common stock (in Dollars) | $										$ 1,398,600								1,398,600
Stock-based compensation expense (in Dollars) | $																		70,000	$ 0		0		439,332
Aggregate principal amount (in Dollars) | $																				5,500,000
Fair value of conversion feature (in Dollars) | $																				211,679			749,062
Conversion of convertible note payable (in Dollars) | $																			1,325,638		1,811,070		14,476,367
Convertible debt (in Dollars) | $																					1,782,710
Fair value of warrants issued (in Dollars) | $												$ 200,000											175,349
Percentage of equivalents												2.00%				2.00%
Market price per share (in Dollars per share) | $ / shares																													$ 5.48
Fair value of price pre share (in Dollars per share) | $ / shares												$ 4
Fair value amount (in Dollars) | $												$ 439,332
Stock-based compensation expenses (in Dollars) | $																					82,000		819,332
Equivalent based on closing price (in Dollars) | $																		2,457,390			431,811		$ 7,951,225
Exchange worth of common stock		495,000			495,500
Stock-based compensation expense (in Dollars) | $																					11,111
Warrants [Member]
Stockholders’ deficiency [Line Items]
Warrant issued												300,000
Purchase price per share (in Dollars per share) | $ / shares												$ 4
Exercisable duration												5 years
Common stock, shares received												2,245
Representative Warrants [Member]
Stockholders’ deficiency [Line Items]
Purchase price per share (in Dollars per share) | $ / shares													$ 5
Common stock, shares issued													32,858
Shares sold percentage													5.00%
Market price per share (in Dollars per share) | $ / shares													$ 5
H.C. Wainwright & Co [Member]
Stockholders’ deficiency [Line Items]
Aggregated net proceed (in Dollars) | $																		$ 2,457,390
Net of broker fee issuance shares of common stock (in Dollars) | $																					$ 94,889
AI Lab Martech Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares																												$ 13.39
Stock issued																												42,044
VT Smart Venture Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split																										142,857
Pre reverse split, per share (in Dollars per share) | $ / shares																										$ 7
Myviko Holding Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Sale of stock units						198,420
Falcon Gateway Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Sale of stock units				125,954
Aggregate of shares																					125,954
MYUP Solution Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Aggregate of shares																					126,081
Common Stock [Member]
Stockholders’ deficiency [Line Items]
Shares authorized																														10,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001			$ 0.00001																									$ 0.00001
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.00001
Reverse stock split							1:70
Conversion shares issued																					4,764,200		4,503,412
Stock issued		125,954			126,081
Sale of stock units																		1,583,418
Common stock, shares issued												1,570						1,583,418			94,889	[2]	32,857	[2]
Pre reverse split	[2]																				8
Fair value of conversion feature (in Dollars) | $
Conversion of convertible note payable (in Dollars) | $																			$ 1		$ 1		1
Convertible debt (in Dollars) | $																				$ 2,437,574			2,437,574
Stock-based compensation expenses (in Dollars) | $
Equivalent based on closing price (in Dollars) | $																		$ 16			$ 1
Common Stock [Member] | Warrants [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares received												157,143
Preferred Stock [Member]
Stockholders’ deficiency [Line Items]
Preferred stock, shares authorized																														20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																														$ 0.00001
Capital Market Advisory Agreement [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share) | $ / shares																$ 0.001
Common Stock Issued for Consulting Service [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued												109,833
Expected Volatility [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions														49				54.8			54.8
Risk-Free Interest Rate [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions														0.89				2.91			2.91
Expected Life [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions														5				5			5
Exercise Price [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions														4				5			5
Market Price [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions														5.48
Stock Price [Member]
Stockholders’ deficiency [Line Items]
Fair value of warrants assumptions												4
Software Development Agreement [Member] | Myviko Holding Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares						$ 0.00001
Common stock amount (in Dollars) | $						$ 1,000,000
Shares issued																					198,412
Underwriter Agreement [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split													100,000
Underwriter Agreement [Member] | Representative Warrants [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares													$ 0.00001
Pre reverse split													2,300,000
Offering price per share (in Dollars per share) | $ / shares													$ 4
Underwriting Agreement Two [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split, per share (in Dollars per share) | $ / shares										$ 0.1
Pre reverse split										26,014,000
Exercise price (in Dollars per share) | $ / shares										$ 0.0001
Underwriting Agreement Two [Member] | Warrants [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split													1,428
Underwriting Agreement Two [Member] | Pre-Funded Warrants [Member]
Stockholders’ deficiency [Line Items]
Purchase price per share (in Dollars per share) | $ / shares										0.01
Chief Executive Officer [Member] | Restricted Stock [Member]
Stockholders’ deficiency [Line Items]
Shares issued																											25,954
IPO [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares									$ 0.1
Stock issued									26,014,000
Price per share (in Dollars per share) | $ / shares									$ 0.01
Common stock amount (in Dollars) | $												$ 280
Common stock, shares issued												32,857
Issuance of common stock, shares												32,857
IPO [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Stock issued									371,629
Pre-Funded Warrants [Member]
Stockholders’ deficiency [Line Items]
Warrant issued									14,000,000									200,000			200,000
Purchase price per share (in Dollars per share) | $ / shares									$ 0.0999	$ 0.0999
Net proceeds (in Dollars) | $									$ 3,500,000
Offering expenses (in Dollars) | $									$ 500,000
Pre reverse split, per share (in Dollars per share) | $ / shares									$ 0.0999
Exercise price (in Dollars per share) | $ / shares																	$ 0.0001
Collectively exercised shares																		14,000,000
Exercise shares																					14,000,000
Pre-Funded Warrants [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Warrant issued																		14,000,000			14,000,000
Purchase price per share (in Dollars per share) | $ / shares									0.0999
Pre-Funded Warrants [Member] | Underwriting Agreement Two [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split										371,629
Warrants issued										14,000,000
MYUP Solution Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares					$ 0.00001
Price per share (in Dollars per share) | $ / shares					$ 3.93
Sale of stock units					126,081
Common stock amount (in Dollars) | $					$ 495,500
MYUP Solution Sdn Bhd [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Stock issued					126,081
Falcon Gateway Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.00001
Stock issued		125,954
Price per share (in Dollars per share) | $ / shares		$ 3.93
Common stock amount (in Dollars) | $		$ 495,000
Credilab Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Cash (in Dollars) | $																		$ 620,000
Sale of stock units																		2,000,000
Payment for partnership agreement (in Dollars) | $																		$ 2,000,000
Stock equivalent (in Dollars) | $																		$ 1,380,000
Software Development Agreement [Member] | VT Smart Venture Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares																										$ 0.00001
Common stock amount (in Dollars) | $																										$ 1,000,000
Pre reverse split																										10,000,000
Pre reverse split, per share (in Dollars per share) | $ / shares																										$ 0.1
License and Service Agreement [Member] | AI Lab Martech Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares																												$ 0.1913
Stock issued																												2,943,021
Common stock amount (in Dollars) | $																												$ 563,000
ZCITY [Member]
Stockholders’ deficiency [Line Items]
Shares authorized																														150,000,000
Par value (in Dollars per share) | $ / shares																														$ 0.00001
ZCITY [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Shares authorized																														170,000,000
TraDigital Marketing Group [Member]
Stockholders’ deficiency [Line Items]
Cash (in Dollars) | $																									$ 120,000
Stock issued																									20,000
Price per share (in Dollars per share) | $ / shares																									$ 4.1
Stock-based compensation expenses (in Dollars) | $																					$ 82,000		$ 0
Related Party [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Pre reverse split												353,272
Related Party [Member] | Restricted Stock [Member]
Stockholders’ deficiency [Line Items]
Stock exchange for cancellation of debt (in Dollars) | $																											$ 321,562
Related Party [Member] | Chief Executive Officer [Member] | Restricted Stock [Member]
Stockholders’ deficiency [Line Items]
Stock issued																											1,816,735
Related Parties [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Conversion shares issued																							353,272
Former Director [Member]
Stockholders’ deficiency [Line Items]
Stock issued											285,714
Equivalent based on closing price (in Dollars) | $											$ 380,000
Convertible Notes Payable [Member]
Stockholders’ deficiency [Line Items]
Accrued interest (in Dollars) | $																					$ 28,360
Loan amount (in Dollars) | $																							$ 2,686,914
Convertible notes (in Dollars) | $																							537,383
Convertible Notes Payable [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Conversion of convertible note payable (in Dollars) | $																							$ 16,913,941
Convertible Notes Payable [Member] | Related Parties [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Conversion shares issued																							5,047
Preferred Stock [Member]
Stockholders’ deficiency [Line Items]
Preferred stock, shares authorized																														20,000,000
Common Stock [Member]
Stockholders’ deficiency [Line Items]
Stock issued																					94,889
Pre reverse split, per share (in Dollars per share) | $ / shares									0.1
Common Stock [Member] | IPO [Member]
Stockholders’ deficiency [Line Items]
Par value (in Dollars per share) | $ / shares									$ 0.00001			$ 0.00001
Price per share (in Dollars per share) | $ / shares												$ 4
Issuance of common stock, shares												2,300,000

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024
[2]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024